Dividends-Additional Information (Details) - Series B Preferred Stock - $ / shares		60 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Mar. 31, 2018
Dividends Payable [Line Items]
Preferred shares, issued (in shares)			500,000
Preferred Stock, Liquidation Preference Per Share			$ 1,000
Forecast
Dividends Payable [Line Items]
Preferred Stock, Dividend Rate, Percentage		5.375%
London Interbank Offered Rate (LIBOR) | Forecast
Dividends Payable [Line Items]
Preferred Stock, Basis Spread on Variable Rate	2.539%